Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (96,601)	$ (105,984)
Fair value	(113,983)	(102,707)
Australian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(1,647)	(1,951)
Fair value	(1,748)	(1,977)
Brazilian Real [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(544)	(525)
Fair value	(542)	(525)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(2,055)	(1,942)
Fair value	(2,046)	(1,855)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(25,346)	(28,217)
Fair value	(30,365)	(27,551)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(4,373)	(4,218)
Fair value	(4,816)	(4,365)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(62,205)	(68,820)
Fair value	(74,035)	(66,123)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(431)	(311)
Fair value	$ (431)	$ (311)